Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Payments	The Company's obligations under operating lease are as follows:
2014	$29,122
Thereafter	-
Total minimum payment	$29,122
The Company's obligations under operating lease are as follows:
2014	$29,605
Thereafter	-
Total minimum payment	$29,605